Property, equipment, intangible assets and leases - Summary of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	R$ 281,804	R$ 258,491
Right of Use Assets, Current	0	0
Right-Of-Use Assets, Noncurrent	313,141	281,804
Additions	160,257	90,851
Acquisitions through business combinations, right-of-use assets		17,493
Depreciation, right-of-use assets	(81,339)	(75,955)
Decrease Through Write-Off, Right-Of-Use Assets	0	114
Interest expenses, Right-Of-Use Assets	0	(3,864)
Right-Of-Use Assets, Increase (Decrease) From Revaluation	1,304	1,187
Right-Of-Use Assets, Cancellation/expiration	(65,050)
Right-of-Use Assets, Effects of Exchange Rate	16,165	(6,285)
Payment of lease liabilities, Right-Of-Use Assets	0	0
Ending balance	313,141	281,804
Right of Use Assets, Current	0	0
Right-Of-Use Assets, Noncurrent	313,141	281,804
Lease liabilities [abstract]
Beginning balance	304,762	285,638
Current lease liabilities	40,756	123,978
Non-current lease liabilities	270,591	180,784
Additions	157,750	116,774
Business combination		19,802
Leases, Depreciation expense	0	0
Write off	0	(675)
Interest expense on lease liabilities	19,135	22,927
Lease Liabilities, Increase (Decrease) From Revaluation	0	0
Cancellation/expiration of lease liabilities	(65,050)
Effects on Exchange Rate on Lease Liabilities	20,716	6,967
Payment of lease liabilities	125,966	132,737
Ending balance	311,347	304,762
Current lease liabilities	40,756	123,978
Non-current lease liabilities	R$ 270,591	R$ 180,784